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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2012

Date of reporting period:	December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—63.1%
Airlines—1.7%
$6,915	American Airlines, Inc., 10.50%, 3/15/13 (b)(e)	$4,304,587
	American Airlines Pass Through Trust,
4,789	10.18%, 1/2/13 (b)(e)	2,969,011
939	10.375%, 1/2/21 (j)	985,548
12,362	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (j)	13,675,382
		21,934,528
Automotive—1.4%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	5,200,000
5,900	7.50%, 8/1/26	6,298,250
5,000	9.215%, 9/15/21 (j)	5,925,000
		17,423,250
Banking—10.0%
5,000	AgFirst Farm Credit Bank, 7.30%, 1/30/12 (a)(b)(d)(g)(k)
	(acquisition cost-$4,500,000; purchased 12/7/10)	4,787,340
12,500	AmSouth Bancorp, 6.75%, 11/1/25	10,150,637
£29,775	Barclays Bank PLC, 14.00%, 6/15/19 (g)	52,483,053
$5,000	BPCE S.A., 12.50%, 9/30/19 (a)(b)(d)(g)(j)(k)
	(acquisition cost-$5,600,000; purchased 1/11/11)	4,521,565
€3,000	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	2,737,340
$45,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(g)	41,282,190
11,900	Regions Financial Corp., 7.375%, 12/10/37	10,115,000
£900	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	1,220,192
		127,297,317
Consumer Products—0.2%
$3,200	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(d)	3,056,000

Electric—0.0%
475	GenOn REMA LLC, 9.237%, 7/2/17	465,903

Entertainment—0.1%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	602,250

Financial Services—26.0%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(d)	10,798,200
	Ally Financial, Inc.,
97	5.85%, 5/15/13	95,173
280	5.90%, 1/15/19	228,799
82	5.90%, 2/15/19	68,277
1,256	6.00%, 2/15/19	1,048,465
1,534	6.00%, 3/15/19	1,273,064
120	6.00%, 4/15/19	98,755
50	6.00%, 9/15/19	41,079
652	6.10%, 9/15/19	533,557
241	6.125%, 10/15/19	198,612
1,620	6.15%, 3/15/16	1,481,365

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$2,351	6.20%, 3/15/16	$2,164,011
127	6.20%, 4/15/19	107,111
170	6.25%, 3/15/13	167,932
20	6.25%, 2/15/16	18,225
30	6.25%, 12/15/18	24,806
622	6.25%, 1/15/19	529,996
199	6.25%, 4/15/19	166,256
7	6.25%, 5/15/19	5,860
385	6.25%, 7/15/19	325,670
25	6.30%, 3/15/13	24,710
2,680	6.30%, 3/15/16	2,451,479
543	6.35%, 2/15/16	498,271
643	6.35%, 4/15/16	586,248
82	6.35%, 4/15/19	70,080
141	6.35%, 7/15/19	117,105
112	6.40%, 3/15/13	110,826
2,641	6.40%, 3/15/16	2,416,206
250	6.40%, 12/15/18	211,970
361	6.40%, 11/15/19	303,274
209	6.45%, 2/15/13	207,071
239	6.50%, 2/15/13	236,920
160	6.50%, 4/15/13	158,405
3,069	6.50%, 2/15/16	2,826,385
1,155	6.50%, 3/15/16	1,060,663
2,036	6.50%, 9/15/16	1,857,543
453	6.50%, 6/15/18	395,244
164	6.50%, 12/15/18	141,974
456	6.50%, 5/15/19	392,799
40	6.50%, 2/15/20	34,029
1,160	6.55%, 10/15/16	1,048,373
112	6.55%, 12/15/19	95,951
1,093	6.60%, 8/15/16	1,011,671
282	6.60%, 5/15/18	247,925
753	6.60%, 6/15/19	638,617
969	6.65%, 4/15/16	902,080
649	6.65%, 8/15/16	598,520
1,437	6.65%, 10/15/18	1,259,457
48	6.70%, 5/15/14	46,957
571	6.70%, 8/15/16	531,618
65	6.70%, 6/15/18	56,074
10	6.70%, 11/15/18	8,610
412	6.70%, 6/15/19	356,284
20	6.70%, 12/15/19	17,301
45	6.75%, 4/15/13	44,686
1,391	6.75%, 7/15/16	1,282,953
2,916	6.75%, 8/15/16	2,697,235
261	6.75%, 9/15/16	242,421
113	6.75%, 7/15/18	99,235
41	6.75%, 9/15/18	35,502
330	6.75%, 10/15/18	283,274
6	6.75%, 11/15/18	5,279

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$1,121	6.75%, 5/15/19	$967,160
2,137	6.75%, 6/15/19	1,827,220
255	6.80%, 4/15/13	253,375
890	6.80%, 9/15/16	820,369
10	6.80%, 9/15/18	8,853
13	6.80%, 10/15/18	11,495
2,861	6.85%, 4/15/16	2,670,783
646	6.85%, 5/15/16	599,567
526	6.85%, 7/15/16	487,070
679	6.875%, 8/15/16	629,891
169	6.875%, 7/15/18	148,034
50	6.90%, 6/15/17	45,436
52	6.90%, 7/15/18	45,743
141	6.90%, 8/15/18	125,668
30	6.95%, 6/15/17	27,193
593	7.00%, 1/15/13	585,456
873	7.00%, 5/15/16	808,408
120	7.00%, 6/15/16	111,899
638	7.00%, 7/15/16	595,608
1,106	7.00%, 8/15/16	1,028,990
256	7.00%, 11/15/16	239,304
100	7.00%, 12/15/16	92,829
71	7.00%, 6/15/17	64,820
1,445	7.00%, 2/15/18	1,281,781
905	7.00%, 5/15/18	802,893
1,466	7.00%, 8/15/18	1,313,752
85	7.00%, 9/15/18	74,347
168	7.00%, 6/15/22	141,737
183	7.05%, 3/15/18	165,224
332	7.05%, 4/15/18	299,576
3,012	7.10%, 1/15/13	2,969,335
253	7.125%, 10/15/17	231,113
545	7.15%, 6/15/16	511,158
1,087	7.15%, 9/15/18	981,054
43	7.20%, 10/15/17	39,248
2,153	7.25%, 6/15/16	2,017,037
1,225	7.25%, 9/15/17	1,122,280
324	7.25%, 1/15/18	293,496
238	7.25%, 4/15/18	211,616
273	7.25%, 8/15/18	246,893
180	7.25%, 9/15/18	163,343
80	7.30%, 1/15/18	73,071
235	7.35%, 1/15/17	222,756
22	7.35%, 4/15/18	19,953
356	7.375%, 11/15/16	347,720
10	7.375%, 4/15/18	9,176
1,037	7.50%, 5/15/16	995,362
784	7.50%, 6/15/16	745,220
20	7.50%, 11/15/16	18,986
1,260	7.50%, 8/15/17	1,168,271
12	7.50%, 11/15/17	11,061

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$1,505	7.50%, 12/15/17	$1,390,135
1,324	7.55%, 5/15/16	1,261,757
79	8.00%, 10/15/17	74,681
197	8.00%, 11/15/17	187,642
20	8.125%, 11/15/17	19,153
25	8.25%, 3/15/17	24,585
35	8.65%, 8/15/15	34,657
121	9.00%, 7/15/20	117,888
160	BankAmerica Capital II, 8.00%, 12/15/26	144,800
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(d)	4,551,750
5,000	Capital One Capital III, 7.686%, 8/1/66, (converts to FRN 8/15/36)	5,006,250
38,750	Capital One Capital V, 10.25%, 8/15/39	40,445,312
3,600	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	3,604,500
13,002	ILFC E-Capital Trust I, 4.45%, 12/21/65, FRN (a)(d)	7,735,930
28,430	ILFC E-Capital Trust II,
	6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(d)	19,332,400
18,000	International Lease Finance Corp., 6.98%, 10/15/17, VRN (f)	16,651,264
	LBG Capital No.1 PLC,
€1,885	7.375%, 3/12/20	1,756,557
£900	7.588%, 5/12/20	1,034,298
£3,400	7.869%, 8/25/20	3,933,749
$2,000	8.50%, 12/17/21 (a)(d)(g)	1,390,000
	LBG Capital No.2 PLC,
€1,000	8.875%, 2/7/20	1,003,044
£284	9.00%, 12/15/19	340,161
£5,500	9.125%, 7/15/20	6,576,955
£1,425	9.334%, 2/7/20	1,764,887
£850	11.25%, 9/14/23	1,148,444
$6,300	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g)(j)	6,630,391
43,895	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	45,211,850
4,900	PNC Preferred Funding Trust I, 6.517%, 3/15/12 (a)(d)(g)(j)	3,552,500
2,200	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	1,509,750
	SLM Corp.,
9,000	8.00%, 3/25/20	9,112,500
51,635	8.45%, 6/15/18 (j)	53,442,225
	Springleaf Finance Corp.,
10,000	5.40%, 12/1/15	7,325,000
9,100	6.90%, 12/15/17	6,597,500
3,200	State Street Capital Trust III, 5.536%, 3/15/12, VRN (j)	3,149,856
1,700	USB Capital IX, 3.50%, 1/15/12, VRN (j)	1,187,518
		330,908,957
Healthcare & Hospitals—1.0%
11,552	HCA, Inc., 9.00%, 12/15/14	12,100,720

Hotels/Gaming—0.3%
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a)(b)(d)(e)(k)(l)
	(acquisition cost-$5,118,750; purchased 12/8/06)	1,625,000
2,100	MGM Resorts International, 11.125%, 11/15/17	2,404,500
		4,029,500

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Insurance—17.2%
	American International Group, Inc.,
$3,150	5.85%, 1/16/18 (j)	$3,087,690
3,600	6.25%, 3/15/87	2,623,500
£37,880	6.765%, 11/15/17 (a)(d)	55,723,482
€3,562	6.797%, 11/15/17 (a)(b)(d)(k)
	(acquisition cost-$1,373,167; purchased 1/29/09)	4,389,968
MXN 30,000	7.98%, 6/15/17	1,988,932
€8,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	8,543,347
€3,750	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	3,907,018
$87,250	8.175%, 5/15/68, (converts to FRN on 5/15/38) (j)	78,525,000
6,150	8.25%, 8/15/18	6,524,726
£24,400	8.625%, 5/22/68, (converts to FRN on 5/22/18)	30,693,492
£4,650	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	5,849,375
$2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	2,416,732
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39 (j)	3,978,496
10,000	Validus Holdings Ltd., 8.875%, 1/26/40 (j)	10,939,310
		219,191,068
Multi-Media—0.0%
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14 (e)	281,888

Oil & Gas—0.1%
$1,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	1,017,500

Telecommunications—2.4%
	CenturyLink, Inc.,
3,000	6.00%, 4/1/17	3,045,669
1,122	7.20%, 12/1/25	1,131,413
2,200	7.60%, 9/15/39	2,161,731
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	16,044,565
10,000	Sprint Capital Corp., 8.75%, 3/15/32	8,137,500
		30,520,878
Utilities—2.7%
7,300	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(d)	7,300,000
2,162	Ameren Energy Generating Co., 7.95%, 6/1/32	2,110,903
23,990	Dynegy Roseton LLC, 7.67%, 11/8/16, Ser. B (e)	14,633,900
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	4,477,275
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	5,472,225
		33,994,303
	Total Corporate Bonds & Notes (cost—$729,303,609)	802,824,062

MUNICIPAL BONDS—12.8%
California—4.6%
3,000	Fresno Cnty. Rev., zero coupon, 8/15/25, Ser. A (FGIC-NPFGC)	1,204,200
4,130	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	4,374,207
3,425	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40, Ser. Z	3,721,194
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	12,984,692
	Riverside Cnty. Dev. Agcy., Tax Allocation, Ser. A-T,
8,720	7.50%, 10/1/30	8,903,033
2,020	7.75%, 10/1/37	2,061,955

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
California (continued)
$500	San Diego Redev. Agcy., Tax Allocation, 7.625%, 9/1/30, Ser. A	$521,280
4,000	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	1,447,320
1,600	San Marcos Unified School Dist., GO, zero coupon, 8/1/32	476,080
	State Public Works Board Rev.,
12,955	7.804%, 3/1/35, Ser. B-2	14,481,358
7,070	8.00%, 3/1/35, Ser. A-2	7,534,287
		57,709,606
Illinois—0.5%
5,700	State, GO, 6.90%, 3/1/35	6,068,391

Louisiana—0.5%
	New Orleans, Public Improvements, GO, Ser. A,
1,800	8.30%, 12/1/29	2,018,934
3,850	8.55%, 12/1/34	4,236,656
		6,255,590
Ohio—1.1%
10,000	American Municipal Power-Ohio, Inc. Rev.,
	8.084%, 2/15/50, Ser. B	13,967,200

Pennsylvania—0.1%
3,700	Philadelphia Auth. for Industrial Dev. Rev.,
	zero coupon, 4/15/26, Ser. B (AMBAC)	1,251,154

Texas—6.0%
	North Texas Tollway Auth. Rev.,
18,600	8.41%, 2/1/30	21,007,584
49,495	8.91%, 2/1/30	55,732,855
		76,740,439
	Total Municipal Bonds (cost—$145,884,005)	161,992,380

MORTGAGE-BACKED SECURITIES—9.2%
2,225	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	978,841
10,984	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	7,272,681
77	Banc of America Mortgage Securities, Inc., 2.881%, 2/25/36, CMO, FRN	54,848
	BCAP LLC Trust, CMO, VRN (a)(d),
4,700	5.636%, 3/26/37	361,900
3,535	10.491%, 6/26/36	406,525
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
14,566	2.733%, 8/25/35	8,016,383
986	5.131%, 5/25/47	603,114
	Chase Mortgage Finance Corp., CMO,
128	2.806%, 12/25/35, FRN	123,376
192	5.50%, 5/25/36	175,105
399	5.890%, 9/25/36, FRN	340,667
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
261	2.527%, 7/25/46	155,139
474	5.181%, 7/25/37	296,627
1,849	5.611%, 9/25/37	1,047,545
4,008	5.673%, 8/25/37	2,798,826

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$4,522	5.784%, 3/25/37	$3,748,744
	Countrywide Alternative Loan Trust, CMO,
825	4.796%, 2/25/37, VRN	477,342
1,706	5.291%, 7/25/21, VRN	1,257,736
752	5.50%, 3/25/36	488,277
628	6.00%, 11/25/36	366,765
9,346	6.00%, 2/25/37	5,988,372
347	6.50%, 6/25/36	182,786
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,412	2.778%, 9/20/36, VRN	710,295
5,697	5.50%, 10/25/35	5,314,800
170	5.593%, 9/25/47, VRN	102,546
5,529	5.75%, 3/25/37	4,417,201
4,875	5.75%, 6/25/37	4,134,609
1,599	6.00%, 5/25/36	1,276,991
1,152	6.00%, 4/25/37	987,779
15,000	6.00%, 5/25/37	11,360,392
3,152	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	2,446,619
218	First Horizon Asset Securities, Inc., 5.615%, 5/25/37, CMO, FRN	129,709
	GSR Mortgage Loan Trust, CMO,
1,341	5.50%, 5/25/36	1,071,315
1,447	6.00%, 7/25/37	1,245,407
	Harborview Mortgage Loan Trust, CMO, VRN,
145	5.249%, 8/19/36	94,808
1,443	5.75%, 8/19/36	738,876
13,232	JPMorgan Alternative Loan Trust, 5.843%, 3/25/37, CMO, VRN	6,819,767
	JPMorgan Mortgage Trust, CMO,
836	5.687%, 1/25/37, VRN	629,987
1,245	5.75%, 1/25/36	1,145,948
567	Merrill Lynch Alternative Note Asset, 4.687%, 6/25/37, CMO, VRN	275,504
354	Merrill Lynch Mortgage-Backed Securities Trust,
	5.261%, 4/25/37, CMO, VRN	225,619
	Residential Asset Securitization Trust, CMO,
1,987	6.00%, 9/25/36	1,049,865
1,529	6.25%, 10/25/36	972,626
615	6.50%, 8/25/36	345,589
5,872	Residential Funding Mortgage Securities I, 6.25%, 8/25/36, CMO	4,605,937
	Sequoia Mortgage Trust, CMO, VRN,
171	2.418%, 1/20/47	112,997
2,068	5.372%, 7/20/37	1,495,683
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,064	5.511%, 4/25/37	2,113,536
2,319	5.801%, 2/25/37	1,477,487
	WaMu Mortgage Pass Through Certificates, CMO,
2,277	2.312%, 11/25/36, VRN	1,509,762
184	2.394%, 12/25/36, FRN	119,069
730	2.560%, 12/25/36, VRN	472,053
251	2.607%, 3/25/37, VRN	188,945
1,182	2.610%, 2/25/37, VRN	786,133
294	4.294%, 1/25/37, FRN	200,655
253	5.002%, 4/25/37, FRN	163,197
556	5.062%, 2/25/37, VRN	346,818

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$487	5.223%, 5/25/37, FRN	$337,572
623	5.446%, 2/25/37, FRN	416,629
1,811	5.836%, 9/25/36, VRN	1,221,087
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
13,095	6.00%, 6/25/37	8,793,532
7,438	6.50%, 3/25/36	4,132,322
	Wells Fargo Mortgage-Backed Securities Trust, CMO, FRN,
8,048	2.612%, 10/25/36	5,836,289
2,660	2.729%, 7/25/36	1,772,444
421	2.730%, 7/25/36	297,373
271	2.743%, 9/25/36	181,835
	Total Mortgage-Backed Securities (cost—$126,062,359)	117,219,206

Shares
PREFERRED STOCK—6.0%
Banking—4.1%
758,600	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(k)(m)
	(acquisition cost-$42,106,600; purchased 8/23/10-2/1/11)	39,921,325
10,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	11,706,250
		51,627,575
Financial Services—1.0%
	Ally Financial, Inc. (g),
3,000	7.00%, 1/30/12 (a)(d)	2,150,719
150,000	8.50%, 5/15/16, Ser. A (m)	2,758,500
150,000	Bank of America Corp., 8.20%, 5/1/13, Ser. H (g)	3,315,000
200,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (m)	3,868,000
7	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a)(b)(d)(g)(k)
	(acquisition cost-$630,000; purchased 3/3/11)	498,531
		12,590,750
Real Estate Investment Trust—0.9%
10,570	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	11,785,941
	Total Preferred Stock (cost—$79,463,150)	76,004,266

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—1.5%
	Countrywide Asset-Backed Certificates,
$3,000	5.595%, 8/25/35	1,964,394
13,700	5.884%, 7/25/36	5,478,281
707	GSAA Trust, 0.594%, 3/25/37, FRN	283,906
20,347	Indymac Residential Asset-Backed Trust, 0.454%, 7/25/37, FRN	9,616,780
2,760	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	1,758,839
503	Washington Mutual Asset-Backed Certificates, 0.444%, 5/25/36, FRN	225,233
	Total Asset-Backed Securities (cost—$24,959,238)	19,327,433

SENIOR LOANS (a)(c)—1.4%
Utilities—1.4%
27,758	Texas Competitive Electric Holdings Co. LLC, 4.776%, 10/10/17 (cost—$22,247,097)	17,672,843

PIMCO High Income Fund Schedule of Investments

December 31, 2011 (unaudited) (continued)

Shares		Value*
MUTUAL FUNDS—0.0%
5,940	BlackRock MuniYield Quality Fund II, Inc.	$81,378
14,868	BlackRock MuniYield Quality Fund III, Inc.	210,234
	Total Mutual Funds (cost—$258,945)	291,612

COMMON STOCK—0.0%
Software—0.0%
20,748	Zynga, Inc., Class A (i) (cost—$207,480)	195,239

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—6.0%
U.S. Treasury Obligations (h)(n)—1.4%
	U.S. Treasury Bills,
$17,395	0.001%-0.006%, 2/2/12-2/9/12 (cost—$17,394,988)	17,394,988

Corporate Notes—0.3%
Airlines—0.3%
	American Airlines, Inc.,
4,754	10.50%, 3/15/12 (b)(e)	3,497,161

Financial Services—0.0%
210	Ally Financial, Inc., 7.50%, 10/15/12	208,838
	Total Corporate Notes (cost—$4,951,084)	3,705,999
Repurchase Agreements—4.3%
53,500	RBC Capital Markets, dated 12/30/11, 0.05%, due 1/3/12, proceeds $53,500,297; collateralized by U.S. Treasury Notes, 1.50%, due 8/31/18, valued at $54,567,076 including accrued interest	53,500,000
1,512	State Street Bank & Trust Co., dated 12/30/11, 0.01%, due 1/3/12, proceeds $1,512,002; collateralized by Freddie Mac, 5.50%, due 8/20/12, valued at $1,543,744 including accrued interest	1,512,000
	Total Repurchase Agreements (cost—$55,012,000)	55,012,000
	Total Short-Term Investments (cost—$77,358,072)	76,112,987

	Total Investments (cost—$1,205,743,955) (o)—100.0%	$1,271,640,028

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps are valued at the price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $300,229,084, representing 23.6% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Security with a value of $16,651,264, representing 1.3% of total investments.

(g)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	Non-income producing.

(j)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $59,328,517 and the aggregate market value is $55,743,729, representing 4.4% of total investments.

(l)

Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(m)	Dividend rate is fixed until the first call date and variable thereafter.

(n)	Rates reflect the effective yields at purchase date.

(o)

At December 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $1,207,063,164. Gross unrealized appreciation was $129,987,477; gross unrealized depreciation was $65,410,613; and net unrealized appreciation was $64,576,864. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2011.

Other Investments:

(A) Over-the-Counter (OTC) credit default swap agreements:

Sell protection swap agreements outstanding at December 31, 2011 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (1)	Spread	Date	Received	Value (2)	Received	Appreciation
Goldman Sachs:
MBIA Insurance Corp.	$1,700	18.05%	3/20/12	5.00%	$(44,892)	$(93,500)	$48,608

(1) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B) Centrally cleared interest rate swaps outstanding at December 31, 2011:

			Rate Type			Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Appreciation
Broker	(000s)	Date	Made	Received	Value	(Depreciation)
Barclays Bank (CME)	$200,000	6/16/20	4.00%	3-Month USD-LIBOR	$35,036,541	$1,997,472
Credit Suisse (CME)	1,150,000	12/16/16	4.00%	3-Month USD-LIBOR	158,868,571	2,527,682
Credit Suisse (CME)	1,150,000	6/20/17	3-Month USD-LIBOR	1.50%	(5,747,953)	(3,447,953)
Credit Suisse (CME)	200,000	6/20/22	3-Month USD-LIBOR	2.25%	(1,635,218)	(635,218)
					$186,521,941	$441,983

CME—Chicago Mercantile Exchange

LIBOR—London Inter-Bank Offered Rate

(C)  Forward foreign currency contracts outstanding at December 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	December 31, 2011	(Depreciation)
Purchased:
424,460 Brazilian Real settling 1/4/12	JPMorgan Chase	$226,282	$227,562	$1,280
424,460 Brazilian Real settling 3/2/12	JPMorgan Chase	224,523	224,665	142
424,460 Brazilian Real settling 1/4/12	Morgan Stanley	238,742	227,562	(11,180)
530,000 Euro settling 1/17/12	Barclays Bank	702,284	686,007	(16,277)
861,000 Euro settling 1/17/12	Citigroup	1,120,859	1,114,438	(6,421)
17,568,000 Euro settling 1/4/12	Goldman Sachs	23,049,216	22,737,391	(311,825)
348,000 Euro settling 1/17/12	JPMorgan Chase	477,311	450,435	(26,876)
7,010,000 Euro settling 1/17/12	UBS	9,142,386	9,073,413	(68,973)
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	84,980	(15,235)
1,095,255 Mexican Peso settling 3/15/12	Barclays Bank	78,420	78,040	(380)
109,526 Mexican Peso settling 3/15/12	HSBC Bank	7,789	7,804	15
3,040,200 South African Rand settling 1/26/12	JPMorgan Chase	416,837	375,263	(41,574)
Sold:
424,460 Brazilian Real settling 1/4/12	JPMorgan Chase	227,288	227,562	(274)
848,920 Brazilian Real settling 1/4/12	Morgan Stanley	226,282	227,562	(1,280)
19,958,000 British Pound settling 3/12/12	Barclays Bank	31,206,628	30,974,729	231,899
54,524,000 British Pound settling 3/12/12	Deutsche Bank	85,061,529	84,621,010	440,519
20,060,000 British Pound settling 3/12/12	JPMorgan Chase	31,460,600	31,133,033	327,567
26,465,000 British Pound settling 3/12/12	UBS	41,481,903	41,073,565	408,338
8,014,000 Euro settling 1/17/12	Barclays Bank	11,007,229	10,372,944	634,285
17,568,000 Euro settling 1/4/12	Credit Suisse	23,469,443	22,737,392	732,051
11,641,000 Euro settling 1/17/12	Deutsche Bank	16,072,335	15,067,561	1,004,774
17,568,000 Euro settling 2/2/12	Goldman Sachs	23,054,311	22,741,405	312,906
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	91,555	84,980	6,575
5,318,100 Mexican Peso settling 3/15/12	HSBC Bank	400,000	378,931	21,069
5,348,400 Mexican Peso settling 3/15/12	Morgan Stanley	400,000	381,090	18,910
9,333,450 Mexican Peso settling 3/15/12	UBS	700,000	665,036	34,964
43,101 South African Rand settling 1/26/12	Barclays Bank	5,333	5,320	13
2,697,099 South African Rand settling 1/26/12	Goldman Sachs	339,228	332,913	6,315
300,000 South African Rand settling 1/26/12	JPMorgan Chase	37,318	37,030	288
				$3,681,615

At December 31, 2011, the Fund held $4,480,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(D) Open reverse repurchase agreements at December 31, 2011:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.75%	11/16/11	2/21/12	$20,165,307	$20,146,000
	0.764%	8/24/11	2/14/12	4,961,656	4,948,000
	0.80%	11/29/11	2/27/12	6,168,520	6,164,000
	0.85%	12/16/11	3/19/12	979,370	979,000
Credit Suisse	1.10%	11/16/11	2/16/12	29,302,128	29,261,000
Deutsche Bank	0.65%	11/8/11	2/8/12	3,503,412	3,500,000
	0.65%	11/10/11	2/8/12	1,047,983	1,047,000
	0.65%	11/14/11	2/16/12	6,472,605	6,467,000
Royal Bank of Canada	0.956%	11/29/11	2/27/12	14,352,568	14,340,000
UBS	0.80%	8/24/11	2/21/12	23,901,851	23,833,000
					$110,685,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended December 31, 2011 was $144,578,140 at a weighted average interest rate of 0.47%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at December 31, 2011 was $121,580,885.

At December 31, 2011, the Fund held $770,000 in principal value of Corporate Bonds as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at December 31, 2011 in valuing the Fund’s assets and liabilities is listed below (Refer to Schedule of Investments and notes (A), (B) and (C) for detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$4,304,587	$17,629,941	$21,934,528
Electric	—	—	465,903	465,903
Financial Services	—	314,257,693	16,651,264	330,908,957
Utilities	—	19,360,403	14,633,900	33,994,303
All Other	—	415,520,371	—	415,520,371
Municipal Bonds	—	161,992,380	—	161,992,380
Mortgage-Backed Securities	—	116,450,781	768,425	117,219,206
Preferred Stock:
Financial Services	$9,941,500	2,649,250	—	12,590,750
All Other	—	63,413,516	—	63,413,516
Asset-Backed Securities	—	19,327,433	—	19,327,433
Senior Loans	—	17,672,843	—	17,672,843
Mutual Funds	291,612	—	—	291,612
Common Stock	195,239	—	—	195,239
Short-Term Investments	—	76,112,987	—	76,112,987
Total Investments in Securities - Assets	$10,428,351	$1,211,062,244	$50,149,433	$1,271,640,028

Other Financial Instruments* - Assets
Credit Contracts	—	$48,608	—	$48,608
Foreign Exchange Contracts	—	4,181,910	—	4,181,910
Interest Rate Contracts	—	4,525,154	—	4,525,154
Total Other Financial Instruments* - Assets	—	$8,755,672	—	$8,755,672

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(500,295)	—	$(500,295)
Interest Rate Contracts	—	(4,083,171)	—	(4,083,171)
Total Other Financial Instruments* - Liabilities	—	$(4,583,466)	—	$(4,583,466)

Total Investments	$10,428,351	$1,215,234,450	$50,149,433	$1,275,812,234

*Other financial instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended December 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	3/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	12/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$5,927,697	$15,972,453	$(2,315,264)	$(29,805)	$(211,513)	$(1,713,627)	—	—	$17,629,941
Electric	590,230	—	(68,580)	(1,870)	(2,623)	(51,254)	—	—	465,903
Financial Services	17,273,655	—	—	438,669	(16,356)	345,296	—	$(1,390,000)	16,651,264
Utilities	22,670,550	—	—	207,499	—	(8,244,149)	—	—	14,633,900
Mortgage-Backed Securities	—	888,271	(271,485)	175,909	233,599	(257,869)	—	—	768,425
Total Investments	$46,462,132	$16,860,724	$(2,655,329)	$790,402	$3,107	$(9,921,603)	—	$(1,390,000)	$50,149,433

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at December 31, 2011 was $(9,445,931).

Item 2. Controls and Procedures

(a)                                  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2012